real estate joint ventures and investments in associates	12 Months Ended
Dec. 31, 2023
real estate joint ventures and investments in associates
real estate joint ventures and investments in associates
21	real estate joint ventures and investments in associates

(a)Real estate joint ventures

In 2013, we partnered, as equals, with two arm’s-length parties in TELUS Sky, a residential and commercial real estate redevelopment project in Calgary, Alberta. The new-build tower, completed in 2020, was to be built to the LEED Platinum standard for the commercial portion and the Gold standard for the residential portion; activities to obtain LEED certification are underway. During the year ended December 31, 2023, the TELUS Sky real estate joint venture entered into an agreement to sell the income-producing properties and the related net assets to the venture partners; the two arm’s-length parties will purchase the residential parcel and we will purchase the commercial parcel. Timing for the closing of these sales and purchases is dependent upon timing for the subdivision of the parcels, as well as other customary closing conditions.

In 2023, we partnered, as equals, with an arm’s-length party in residential real estate redevelopment projects in Vancouver, British Columbia.

Summarized financial information

Years ended December 31 (millions)	2023	2022
Revenue	$26	$20
Depreciation and amortization [1]	$7	$8
Interest expense	$9	$8
Net income (loss) and comprehensive income (loss) [2]	$(20)	$(16)

1	Depreciation and amortization of the TELUS Sky investment property ceased upon its classification as held for sale.
2	As the real estate joint ventures are partnerships, no provision is made for income taxes in respect of the partners in determining the real estate joint ventures’ net income and comprehensive income.

As at December 31 (millions)	2023	2022
ASSETS
Current assets
Cash and temporary investments, net	$5	$8
Other	29	27
	34	35
Non-current assets
Investment property [1]	326	330
Investment property under development	81	—
Other	10	10
	417	340
	$451	$375
LIABILITIES AND OWNERS’ EQUITY
Current liabilities
Accounts payable and accrued liabilities	$8	$18
Construction credit facilities [1]	282	342
	290	360
Owners’ equity
TELUS [2]	108	5
Other partners [3]	53	10
	161	15
	$451	$375

1	Classified as held for sale as at December 31, 2023.
2

The equity amounts recorded by the real estate joint ventures differ from those recorded by us by the amount of the deferred gains on our real estate contributed and the valuation provision we have recorded in excess of that recorded by the real estate joint ventures.

3Other partners' equity is net of $80 (2022 – $NIL) promissory notes issued to the joint ventures by the arm’s-length party in the real estate redevelopment projects in Vancouver, British Columbia.

Our real estate joint ventures activity

Our real estate joint ventures investment activity is set out in the following table.

	Loans and
(millions)	receivables [1]	Equity [2]
Balance as at January 1, 2022	$114	$(8)
Related to real estate joint ventures’ statements of income and other comprehensive income
Comprehensive income (loss) attributable to us [3]	—	(6)
Valuation provision	—	3
Related to real estate joint ventures’ statements of financial position
Items not affecting currently reported cash flows
Construction credit facilities financing costs charged by us (Note 7)	4	—
Cash flows in the current reporting period
Construction credit facilities
Financing costs paid to us	(4)	—
Funds we advanced or contributed, excluding construction credit facilities	—	4
Funds repaid to us and earnings distributed	—	(1)
Balance as at December 31, 2022	114	(8)
Related to real estate joint ventures’ statements of income and other comprehensive income
Comprehensive income (loss) attributable to us [3]	—	(3)
Valuation provision	—	(2)
Related to real estate joint ventures’ statements of financial position
Items not affecting currently reported cash flows
Construction credit facilities financing costs charged by us (Note 7)	6	—
Reduction in construction credit facility and increase in capital contributed	(20)	20
Our real estate contributed	—	78
Deferred gains on our remaining interests in our real estate contributed	—	(35)
Cash flows in the current reporting period
Construction credit facilities
Financing costs paid to us	(6)	—
Funds we advanced or contributed, excluding construction credit facilities	—	4
Funds repaid to us and earnings distributed	—	(4)
Balance as at December 31, 2023	$94	$50

1	Loans and receivables are included in our Consolidated statements of financial position as Real estate joint venture advances and are comprised of advances under construction credit facilities.
2

We account for our interests in the real estate joint ventures using the equity method of accounting. As at December 31, 2022, we had recorded equity losses in excess of our recorded equity investment in respect of one of the real estate joint ventures; such resulting balance has been included in other long-term liabilities (Note 27).

3	As the real estate joint ventures are partnerships, no provision is made for income taxes in respect of the partners in determining the real estate joint ventures’ net income and comprehensive income.

We have entered into lease agreements with the TELUS Sky real estate joint venture. During the year ended December 31, 2023, the TELUS Sky real estate joint venture recognized $9 million (2022 – $8 million) of revenue from our office tenancy; of this amount, as at the statement of financial position date, one-third was due to our economic interest and two-thirds was due to our partners’ economic interests.

Construction credit facilities

The TELUS Sky real estate joint venture has a credit agreement, maturing July 12, 2024 (2022 - July 15, 2023), with Canadian financial institutions and others (as 66-2/3% lenders) and TELUS Corporation (as 33-1/3% lender), that provides $282 million (2022 - $342 million) of construction financing for the project. The construction credit facilities contain customary real estate construction financing representations, warranties and covenants and are secured by demand debentures constituting first fixed and floating charge mortgages over the underlying real estate assets. The construction credit facilities are available by way of bankers’ acceptance or prime loan and bear interest at rates in line with similar construction financing facilities.

(b)Investments in associates

As at December 31, 2023, we had a 43% (2022 – 32%) equity interest in Miovision Technologies Incorporated, an associate that is incorporated in Canada and is complementary to, and is viewed to grow, our existing Internet of Things business; our judgment is that we obtained significant influence over the associate concurrent with acquiring our initial equity interest. Miovision Technologies Incorporated is developing a suite of hardware and cloud-based solutions that provide cities with the data and tools they need to reduce traffic congestion, make better urban planning decisions and improve safety on their roads. Our aggregate interests in Miovision Technologies Incorporated and in other individually immaterial associates as at December 31, 2023, totalled $184 million (2022 – $75 million) and $48 million (2022 – $45 million), respectively.